Supplemental balance sheet information (Details) (USD $)	3 Months Ended			6 Months Ended
	Jun. 30, 2011		Jun. 30, 2010	Jun. 30, 2011		Jun. 30, 2010		Dec. 31, 2010
Inventories and supplies [Abstract]
Raw materials	$ 5,058,000			$ 5,058,000				$ 4,879,000
Semi-finished goods	8,383,000			8,383,000				8,393,000
Finished goods	4,867,000			4,867,000				5,083,000
Supplies, primarily production	3,051,000			3,051,000				3,305,000
Inventories and supplies	21,359,000			21,359,000				21,660,000
Marketable securities [Abstract]
Cost	12,790,000	[1]		12,790,000	[1]			12,255,000	[2]
Gross unrealized gains	37,000	[1]		37,000	[1]			23,000	[2]
Gross unrealized losses	0	[1]		0	[1]			0	[2]
Total marketable securities	12,827,000	[1]		12,827,000	[1]			12,278,000	[2]
Expected maturities of available-for-sale securities [Abstract]
Due in one year or less	7,388,000			7,388,000
Due in one to three years	859,000			859,000
Due in three to five years	2,166,000			2,166,000
Due after five years	2,414,000			2,414,000
Total marketable securities	12,827,000	[1]		12,827,000	[1]			12,278,000	[2]
Indefinite-Lived:
Accumulated amortization	(442,158,000)			(442,158,000)				(413,412,000)
Amortizable Intangibles:
Gross carrying amount	575,583,000			575,583,000				549,424,000
Accumulated amortization	(442,158,000)			(442,158,000)				(413,412,000)
Net carrying amount	133,425,000			133,425,000				136,012,000
Total intangibles, gross carrying amount	594,683,000			594,683,000				568,524,000
Total intangibles, accumulated amortization	(442,158,000)			(442,158,000)				(413,412,000)
Total intangibles, net carrying amount	152,525,000			152,525,000				155,112,000
Total amortization of intangibles	13,500,000		14,300,000	28,100,000		24,700,000
Estimated future amortization expense [Abstract]
Remainder of 2011				20,416,000
2012				28,420,000
2013				18,198,000
2014				8,731,000
2015				5,479,000
Goodwill [Abstract]
Goodwill, Gross	772,289,000			772,289,000				745,937,000
Accumulated impairment charges	(20,000,000)			(20,000,000)				(20,000,000)
Goodwill, Net	752,289,000			752,289,000				725,937,000
Acquisition of Banker's Dashboard, LLC (see Note 5)				26,281,000
Currency translation adjustment				71,000
Other non-current assets [Abstract]
Contract acquisition costs	50,411,000		57,483,000	50,411,000		57,483,000
Deferred advertising costs	14,859,000			14,859,000				15,832,000
Other	22,410,000			22,410,000				20,939,000
Other non-current assets	87,680,000			87,680,000				94,247,000
Contract acquisition costs [Abstract]
Balance, beginning of year				57,476,000		45,701,000
Additions				1,770,000	[3]	21,728,000	[3]
Amortization				(8,665,000)		(9,803,000)
Write-off				0		(143,000)
Other				(170,000)		0
Balance, end of period	50,411,000		57,483,000	50,411,000		57,483,000
Accrued liabilities [Abstract]
Funds held for customers	43,067,000			43,067,000				35,475,000
Customer rebates	19,885,000			19,885,000				19,201,000
Employee profit sharing/cash bonus and pension	16,039,000			16,039,000				34,109,000
Wages, including vacation	8,911,000			8,911,000				5,898,000
Interest	8,740,000			8,740,000				5,227,000
Contract acquisition costs due within one year	4,905,000			4,905,000				8,550,000
Restructuring due within one year (see Note 9 )	4,825,000			4,825,000				6,435,000
Other	27,106,000			27,106,000				29,139,000
Accrued liabilities	133,478,000			133,478,000				144,034,000
Cash payments made for contract acquisition				5,615,000		10,689,000
Cash and cash equivalents [Abstract]
Funds held for customers, cash and cash equivalents	32,687,000			32,687,000				25,471,000
Corporate Investments [Member] | Money Market Funds [Member]
Marketable securities [Abstract]
Cost	2,110,000			2,110,000				2,029,000	[2]
Gross unrealized gains	0			0				0	[2]
Gross unrealized losses	0			0				0	[2]
Total marketable securities	2,110,000			2,110,000				2,029,000	[2]
Expected maturities of available-for-sale securities [Abstract]
Total marketable securities	2,110,000			2,110,000				2,029,000	[2]
Funds Held For Customers [Member]
Marketable securities [Abstract]
Cost	10,680,000	[1]		10,680,000	[1]			10,226,000	[2]
Gross unrealized gains	37,000	[1]		37,000	[1]			23,000	[2]
Gross unrealized losses	0	[1]		0	[1]			0	[2]
Total marketable securities	10,717,000	[1]		10,717,000	[1]			10,249,000	[2]
Expected maturities of available-for-sale securities [Abstract]
Total marketable securities	10,717,000	[1]		10,717,000	[1]			10,249,000	[2]
Funds Held For Customers [Member] | Canadian And Provincial Government Securities [Member]
Marketable securities [Abstract]
Cost	5,403,000	[1]		5,403,000	[1]			5,148,000	[2]
Gross unrealized gains	37,000	[1]		37,000	[1]			23,000	[2]
Gross unrealized losses	0	[1]		0	[1]			0	[2]
Total marketable securities	5,440,000	[1]		5,440,000	[1]			5,171,000	[2]
Expected maturities of available-for-sale securities [Abstract]
Total marketable securities	5,440,000	[1]		5,440,000	[1]			5,171,000	[2]
Funds Held For Customers [Member] | Money Market Funds [Member]
Marketable securities [Abstract]
Cost	5,277,000	[1]		5,277,000	[1]			5,078,000	[2]
Gross unrealized gains	0	[1]		0	[1]			0	[2]
Gross unrealized losses	0	[1]		0	[1]			0	[2]
Total marketable securities	5,277,000	[1]		5,277,000	[1]			5,078,000	[2]
Expected maturities of available-for-sale securities [Abstract]
Total marketable securities	5,277,000	[1]		5,277,000	[1]			5,078,000	[2]
Trade Name [Member]
Indefinite-Lived:
Gross carrying amount	19,100,000			19,100,000				19,100,000
Accumulated amortization	0			0				0
Net carrying amount	19,100,000			19,100,000				19,100,000
Amortizable Intangibles:
Accumulated amortization	0			0				0
Total intangibles, accumulated amortization	0			0				0
Internal-use software [Member]
Indefinite-Lived:
Accumulated amortization	(330,382,000)			(330,382,000)				(314,267,000)
Amortizable Intangibles:
Gross carrying amount	391,325,000			391,325,000				378,269,000
Accumulated amortization	(330,382,000)			(330,382,000)				(314,267,000)
Net carrying amount	60,943,000			60,943,000				64,002,000
Total intangibles, accumulated amortization	(330,382,000)			(330,382,000)				(314,267,000)
Customer lists/relationships [Member]
Indefinite-Lived:
Accumulated amortization	(53,072,000)			(53,072,000)				(43,660,000)
Amortizable Intangibles:
Gross carrying amount	82,138,000			82,138,000				72,292,000
Accumulated amortization	(53,072,000)			(53,072,000)				(43,660,000)
Net carrying amount	29,066,000			29,066,000				28,632,000
Total intangibles, accumulated amortization	(53,072,000)			(53,072,000)				(43,660,000)
Distributor contracts [Member]
Indefinite-Lived:
Accumulated amortization	(27,297,000)			(27,297,000)				(26,396,000)
Amortizable Intangibles:
Gross carrying amount	30,900,000			30,900,000				30,900,000
Accumulated amortization	(27,297,000)			(27,297,000)				(26,396,000)
Net carrying amount	3,603,000			3,603,000				4,504,000
Total intangibles, accumulated amortization	(27,297,000)			(27,297,000)				(26,396,000)
Trade Names [Member]
Indefinite-Lived:
Accumulated amortization	(23,820,000)			(23,820,000)				(22,009,000)
Amortizable Intangibles:
Gross carrying amount	61,561,000			61,561,000				59,361,000
Accumulated amortization	(23,820,000)			(23,820,000)				(22,009,000)
Net carrying amount	37,741,000			37,741,000				37,352,000
Total intangibles, accumulated amortization	(23,820,000)			(23,820,000)				(22,009,000)
Other Intangible Assets [Member]
Indefinite-Lived:
Accumulated amortization	(7,587,000)			(7,587,000)				(7,080,000)
Amortizable Intangibles:
Gross carrying amount	9,659,000			9,659,000				8,602,000
Accumulated amortization	(7,587,000)			(7,587,000)				(7,080,000)
Net carrying amount	2,072,000			2,072,000				1,522,000
Total intangibles, accumulated amortization	(7,587,000)			(7,587,000)				(7,080,000)
Small Business Services [Member]
Goodwill [Abstract]
Goodwill, Gross	596,605,000			596,605,000				596,534,000
Accumulated impairment charges	(20,000,000)			(20,000,000)				(20,000,000)
Goodwill, Net	576,605,000			576,605,000				576,534,000
Acquisition of Banker's Dashboard, LLC (see Note 5)				0
Currency translation adjustment				71,000
Financial Services [Member]
Goodwill [Abstract]
Goodwill, Gross	27,178,000			27,178,000				897,000
Accumulated impairment charges	0			0				0
Goodwill, Net	27,178,000			27,178,000				897,000
Acquisition of Banker's Dashboard, LLC (see Note 5)				26,281,000
Currency translation adjustment				0
Direct Checks [Member]
Goodwill [Abstract]
Goodwill, Gross	148,506,000			148,506,000				148,506,000
Accumulated impairment charges	0			0				0
Goodwill, Net	148,506,000			148,506,000				148,506,000
Acquisition of Banker's Dashboard, LLC (see Note 5)				0
Currency translation adjustment				$ 0

[1]	Funds held for customers, as reported on the consolidated balance sheet as of June 30, 2011, also included cash and cash equivalents of $32,687.
[2]	Funds held for customers, as reported on the consolidated balance sheet as of December 31, 2010, also included cash and cash equivalents of $25,471.
[3]	Contract acquisition costs are accrued upon contract execution. Cash payments made for contract acquisition costs were $5,615 for the six months ended June 30, 2011 and $10,689 for the six months ended June 30, 2010